Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	26.79%	6.91%	12.41%	(29.27%)	(0.27%)
Polar Capital International Small Company Fund | Polar Capital International Small Company Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	3.64%